LONG-TERM INVESTMENTS - Additional Information (Details) ¥ in Thousands, $ in Millions		1 Months Ended								12 Months Ended
		Dec. 31, 2019 CNY (¥)	May 31, 2019 USD ($) shares	Apr. 30, 2019 CNY (¥)	Jan. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Sep. 30, 2018 CNY (¥)	Aug. 31, 2018 CNY (¥)	Jan. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	May 31, 2019 CNY (¥)	May 31, 2019 USD ($)
Unrealised gain on equity securities with readily determinable fair value	[1]									¥ 68,555
Equity method securities with readily determinable fair value,fair value		¥ 158,072								¥ 158,072
Guangdong Weixin Technology Co., Ltd [Member]
Equity Percentage Acquired									30.00%
Consideration For Acquisition									¥ 3,000
Beijing Siwei Technology and Culture Co., Ltd [Member]
Equity Percentage Acquired								20.00%
Consideration For Acquisition								¥ 3,000
Hangzhou Zhangtaihe Health Technology Co., Ltd [Member]
Equity Percentage Acquired									20.00%
Consideration For Acquisition									¥ 2,000
Ningbo Hongshi Investment Management Partnership Fund [Member]
Equity Percentage Acquired							3.00%
Consideration For Acquisition							¥ 2,000
Hangzhou Adopt A Cow Biological Technology Co., Ltd [Member]
Equity Percentage Acquired						10.00%
Consideration For Acquisition						¥ 3,500
Hangzhou Bixin Biotechnology Co Ltd [Member]
Equity Percentage Acquired					30.00%
Consideration For Acquisition					¥ 4,950
Hunan Haomei Haomei Cosmetics Co Ltd [Member]
Equity Percentage Acquired				30.00%
Consideration For Acquisition				¥ 3,000
Shenzhen Liumang Yike Food Beverage Management Co Ltd [Member]
Equity Percentage Acquired				10.00%
Consideration For Acquisition				¥ 3,000
Zhejiang Zhengdao Fengju Supply Chain Management Co Ltd [Member]
Equity Percentage Acquired				40.00%
Consideration For Acquisition				¥ 8,000
Qinghu Live Hangzhou Network Technology Co Ltd [Member]
Equity Percentage Acquired		10.00%								10.00%
Consideration For Acquisition		¥ 3,000
Hongkong Listed Compan GXG [Member]
Equity securities with readily determinable fair value cost											¥ 89,517	$ 13
Equity method securities with readily determinable fair value,fair value		¥ 158,072								¥ 158,072
Hongkong Listed Compan GXG [Member] | Equity Securities With Readily Determinable Fair Value [Member]
Number of shares invested during the period | shares			22,740,000
Payment to acquire equity securities with readily determinable fair values | $			$ 13

[1]	Gain from fair value change of equity securities with readily determinable fair value represents the unrealized changes of fair value of investment in GXG (Note 8).